LEASES - Maturity of Operating and Finance Lease Liabilities (Details) $ in Millions	Dec. 31, 2024 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	$ 21
2026	21
2027	21
2028	21
2029	21
Thereafter	1,459
Total lease payments	1,564
Less imputed interest	1,152
Total net present value	$ 412